Condensed consolidated interim statements of financial position (Unaudited) (CAD)	Mar. 31, 2012	Jun. 30, 2011
Current assets
Cash and cash equivalents	2,955,766	8,401,429
Trade and other receivables	2,070,086	1,078,794
Prepaid expenses	173,246	127,508
Total current assets	5,199,098	9,607,731
Equipment	596,045	549,084
Mineral interests	57,864,248	48,839,128
Total assets	63,659,391	58,995,943
Current liabilities
Trade and other payables	887,487	1,915,016
Total current liabilities	887,487	1,915,016
Equity
Share capital	82,235,232	74,543,371
Share option reserve	4,881,503	4,292,758
Warrant reserve	1,270,474	1,271,032
Deficit	(25,615,305)	(23,026,234)
Total equity	62,771,904	57,080,927
Total liabilities and equity	63,659,391	58,995,943